Interest Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Interest Expense [Abstract]
Interest cost capitalized	$ 1,793	11,174
Interest cost charged to expense			10,227	8,846
Interest cost incurred	$ 1,793	11,174	10,227	8,846